LOSS PER SHARE (Tables)	3 Months Ended
Mar. 31, 2026
Profit or loss [abstract]
Schedule of basic income (loss) per share is calculated by dividing income (loss) by weighted average number of common shares

Basic income (loss) per share is calculated by dividing income (loss) by weighted average number of common shares in issue for the year

	2026-03-31	2025-03-31
	$	$
Net loss for the period	(2,166,574)	(1,689,530)
Weighted average number of outstanding common shares	13,079,666	209,777

Loss per share	(0.17)	(8.05)